Share Capital	12 Months Ended
Apr. 30, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
1 4 .	SHARE CAPITAL
a) Authorized:
Unlimited common shares without par value.

b)	Consolidation:
On November 23, 2020, the Company consolidated its issued and outstanding common shares on the basis of 5 pre-Consolidation
shares for one post-Consolidation share. All references to share and per share amounts in these consolidated financial statements have been retroactively restated to reflect the Consolidation.

c)	Share capital transactions:
2021 Transactions
On May 1, 2020, the Company issued 132,833 common shares pursuant to the second deferred payment for the acquisition of IPA Europe (Note 6). The common shares were valued at $0.5 million.
On December 18 and December 31, 2020, the Company issued an aggregate of 203,178 common shares pursuant to the final deferred payment for the acquisition of
U-Protein.
The common shares were valued at $1.0 million.
During the year ended April 30, 2021, the Company issued 189,100 common shares pursuant to the exercise of stock options for total gross proceeds of $0.7 million. A value of $0.4 million was transferred from contributed surplus to share capital as a result. The weighted average share price at the dates the stock options were exercised was $11.70.
During the year ended April 30, 2021, the Company issued 2,568,417 common shares pursuant to the exercise of warrants and finder’s warrants for total gross proceeds of $15.0 million. A value of $0.4 million was transferred from contributed surplus to share capital as a result.
During the year ended April 30, 2021, the Company issued 232,934 common shares pursuant to the conversion of $1.0 million principal balance of convertible debentures.
On February 8, 2021, the Company closed a public offering of 1,616,293 common shares of the Company at a price of U.S. $13.45 per common share for gross proceeds of U.S. $21.7 million (CAD $27.7 million), net proceeds less underwriting discounts and commissions of U.S. $19.6 million (CAD $24.7 million).
On February 10, 2021, Company also issued an additional 242,443 common shares at the public offering price of U.S. $13.45 per common share for gross proceeds of U.S. $3.3 million (CAD $4.1 million), net proceeds less underwriting discounts and commissions of U.S. $3.0 million (CAD $3.8 million).

2022 Transactions
On May 3, 2021, the Company issued 41,488 common shares pursuant to the final deferred payment for the acquisition of IPA Europe (Note 6). The common shares were valued at $0.5 million.
On April 13, 2022, the Company issued 4,077,774 common shares pursuant to the acquisition of BioStrand (Note 7). The common shares were valued at $29.1 million.
During the year ended April 30, 2022, the Company issued 188,000 common shares pursuant to the exercise of stock options for total gross proceeds of $0.6 million. A value of $0.4 million was transferred from contributed surplus to share capital as a result. The weighted average share price at the dates the stock options were exercised was $7.95.
During the year ended April 30, 2022, the Company issued 925,076 common shares pursuant to the exercise of warrants and finder’s warrants for total gross proceeds of $3.2 million. A value of $0.3 million was transferred from contributed surplus to share capital as a result.
During the year ended April 30, 2022, the Company issued 75,292 common shares with a value of $0.3 million pursuant to the conversion of $0.3 million principal balance of convertible debentures
.

d)

Options
The following table summarizes stock option awards during the years ended April 30, 2022 and 2021, including the fair value determined using the
Black-Scholes option pricing model:

					Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $		Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk- free rate	Expected life	Fair value
August 13, 2020 (1)	50,000	7.50		Consultant	6.85	0%	100%	0.33%	3.0 years	$0.2 million
September 1, 2020 (2)	270,000	8.50		Officers and employee	8.15	0%	100%	0.31%	5.0 years	$1.6 million
January 6, 2021 (1)	25,000	20.30		Directors	20.30	0%	71%	0.34%	5.0 years	$0.3 million
January 6, 2021 (2)	238,000	20.30		Employees	20.30	0%	71%	0.34%	5.0 years	$2.8 million
May 9, 2021 (3)	10,000	7.72	(7)	Strategic board members	9.42	0%	78%	0.70%	5.0 years	$0.06 million
June 13, 2021 (4)	43,750	7.14	(7)	Consultant	8.63	0%	78%	0.71%	3.0 years	$0.2 million
August 7, 2021 (2)	45,000	9.19		Employee	9.19	0%	79%	0.80%	5.0 years	$0.3 million
January 2, 2022 (1)	28,250	6.89		Directors	6.89	0%	77%	1.18%	4.0 years	$0.1 million
January 7, 2022 (2)	225,000	7.94		Officers and employees	7.94	0%	77%	1.42%	5.0 years	$1.1 million
January 7, 2022 (2)	113,000	7.94		Employees	7.94	0%	77%	1.42%	4.7 years	$0.5 million
January 13, 2022 (5)	15,000	8.30		Officer	8.30	0%	77%	1.43%	1.0 years	$0.04 million
January 13, 2022 (2)	24,000	8.30		Employees	8.30	0%	77%	1.43%	4.7 years	$0.1 million
March 11, 2022 (6)	25,000	6.35		Consultant	4.67	0%	76%	1.77%	2.0 years	$0.03 million

(1)	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
(2)	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
(3)	Vesting conditions are as follows: one-third one year after grant date; one-third two years after grand date; and one-third three years after grant date.
(4)	The option vested immediately.
(5)	Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
(6)	Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.
(7)	Priced in US dollars.

Expected volatility of all options granted up to September 1, 2020, was based on the historical volatility of similar companies. Expected volatility of options granted subsequent to that date is based on the historical volatility of the company from January 1, 2019 to the option grant date.
During the year ended April 30, 2022 the Company has recorded $3.1 million of share-based payments expense.
The changes in the stock options for the year ended April 30, 2022 and 2021 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2020 (outstanding)	1,063,000	3.84	3.03
Granted	583,000	14.30	—
Exercised	(189,100)	3.62	—
Expired	(59,500)	5.55	—
Forfeited	(38,500)	20.30	—

Balance, April 30, 2021 (outstanding)	1,358,900	7.93	3.11
Granted	529,000	7.98	—
Exercised	(188,000)	3.26	—
Expired	(60,250)	10.75	—
Forfeited	(15,500)	20.30	—

Balance, April 30, 2022 (outstanding)	1,624,150	8.29	2.88
Unvested	(529,854)	9.63	4.35

Exercisable, April 30, 2022	1,094,296	7.64	2.16

Details of the options outstanding as at April 30, 2022 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 18, 2022	5.05	0.39	131,900	—	131,900
January 3, 2023	3.25	0.68	30,000	—	30,000
February 7, 2023	2.35	0.78	140,000	—	140,000
April 3, 2023	5.05	0.93	8,000	—	8,000
September 24, 2023	4.75	1.40	19,000	—	19,000
November 7, 2023	4.10	1.52	20,000	—	20,000
December 31, 2023	5.00	1.67	180,000	—	180,000
January 11, 2024	5.00	1.70	60,000	—	60,000
October 1, 2024	2.38	2.42	50,000	—	50,000
September 1, 2025	8.50	3.34	270,000	—	270,000
January 6, 2026	20.30	3.69	230,000	71,667	158,333
May 9, 2026 (1)	9.84	4.03	10,000	10,000	—
August 5, 2026	9.19	4.27	45,000	30,000	15,000
January 2, 2026	6.89	3.68	28,250	21,187	7,063
January 7, 2027	7.94	4.69	338,000	338,000	—
January 7, 2027	8.30	4.71	39,000	34,000	5,000
February 22, 2024	6.35	1.82	25,000	25,000	—

	8.29	2.88	1,624,150	529,854	1,094,296

(1)	US $7.72

e) Warrants
The changes in the warrants for the year ended April 30, 2022 and 2021 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2020	3,411,500	5.25	0.91
Exercised	(2,533,200)	5.88	—

Balance, April 30, 2021	878,300	3.50	0.90
Exercised	(878,300)	3.50	—

Balance, April 30, 2022	—	—	—

f) Finder’s Warrants
On February 8, 2021, the Company issued 113,139 finder’s warrants, exercisable at US $16.81 per warrant, in connection with the public offering of 1,616,293 common shares. The fair value of these warrants was estimated to be US $1.0 million (CAD $1.3 million) using the Black-Scholes option pricing model and the following assumptions: share price on grant date of US $16.81, dividend yield of 0%, expected volatility of 72%, a risk-free rate of 0.39%, and an expected life of 5 years.
On February 10, 2021, the Company issued 16,972 finder’s warrants, exercisable at US $16.81 per warrant, in connection with the public offering over-allotment of 242,443 common shares. The fair value of these warrants was estimated to be US $0.1 million (CAD $0.2 million) using the Black-Scholes option pricing model and the following assumptions: share price on grant date of US $16.81, dividend yield of 0%, expected volatility of 72%, a risk-free rate of 0.39%, and an expected life of 5 years.
The changes in the finder’s warrants for the year ended April 30, 2022 and 2021 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2020	81,994	3.50	1.90
Issued	130,111	20.65	—
Exercised	(35,217)	3.50	—

Balance, April 30, 2021	176,888	16.12	3.75
Exercised	(46,777)	3.50	—

Balance, April 30, 2022	130,111	21.59	3.77

(1)	US $16.81
Details of the finder’s warrants outstanding as at April 30, 2022 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026 (1)	21.59	3.77	130,111

(1)	US $16.81

g)
At-The-Market
Equity Offering Facility
On October 13, 2021, the Company established an
at-the-market
equity offering facility (“ATM Facility”). An ATM Agreement was entered into with H.C. Wainwright & Co., LLC, as sole sales agent (“Agent”). Th
e
 Company will be entitled, at its discretion and from
time-to-time
during the term of the ATM Agreement, to sell, through the Agent common shares of th
e
 Company having an aggregate gross sales price of up to US$50.0 million. Sales of the common shares will be made in transactions that are deemed to be
“at-the-market
distributions” as defined in National Instrument
44-102
– Shelf Distributions, including, without limitation, sales made directly on the Nasdaq Global Market or any other existing trading market for the common shares in the United States. No offers or sales of common shares will be made in Canada on the TSXV or other trading markets in Canada. The Company will determine, at its sole discretion, the date, minimum price and maximum number of common shares to be sold under the ATM Facility. The common shares will be distributed from time to time in negotiated transactions, at market prices prevailing at the time of sale, at prices relating to such prevailing market prices, and/or in any other manner permitted by applicable law. As such, the prices may vary between purchasers over time. The Company is not required to sell any common shares at any time during the term of the ATM facility.
At April 30, 2022 US$50.0 million of the Company’s stock remained available for sale under the ATM Facility.

At April 30, 2022, a total of $0.3 million in fees related to the ATM Facility is included in prepaid expenses.